ACCOUNTS AND NOTES RECEIVABLE (Schedule of Allowance for Doubtful Accounts Activity) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
ACCOUNTS AND NOTES RECEIVABLE [Abstract]
Beginning balance	$ 0.0
Acquired in the Transaction	20.2
Provision for doubtful debt	$ 4.3	$ 0.3	$ 4.1
Write-off of doubtful debt		$ (0.3)
Effect of foreign currency translation	$ (0.8)
Ending balance	$ 23.7	$ 0.0